BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
1
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Shares Security Description Value
Common Stock - 96.5%
Basic Materials - 3.1%
400 Packaging Corp. of America $ 65,164
900 Rio Tinto PLC, ADR 67,014
132,178
Capital Goods / Industrials - 6.6%
200 L3Harris Technologies, Inc. 42,124
200 Parker-Hannifin Corp. 92,140
1,800 RTX Corp. 151,452
285,716
Communication Services - 5.3%
6,400 AT&T, Inc. 107,392
2,300 Comcast Corp., Class A 100,855
500 Verizon Communications, Inc. 18,850
227,097
Consumer Discretionary - 11.2%
700 Darden Restaurants, Inc. 115,010
400 Genuine Parts Co. 55,400
800 Hasbro, Inc. 40,848
2,300 Kontoor Brands, Inc. 143,566
600 Lear Corp. 84,726
200 Lowe's Cos., Inc. 44,510
484,060
Consumer Staples - 8.7%
1,000 Ingredion, Inc. 108,530
2,900 Kenvue, Inc. 62,437
1,110 Molson Coors Beverage Co., Class B 67,943
200 PepsiCo., Inc. 33,968
300 Target Corp. 42,726
1,700 The Kraft Heinz Co. 62,866
378,470
Energy - 10.1%
300 Chevron Corp. 44,748
1,300 ConocoPhillips 150,891
1,400 Equinor ASA, ADR 44,296
5,800 Kinder Morgan, Inc. 102,312
700 Phillips 66 93,198
435,445
Financials - 18.3%
1,500 Air Lease Corp. 62,910
1,200 American International Group, Inc. 81,300
1,100 Brookfield Asset Management, Ltd. 44,187
1,200 Citigroup, Inc. 61,728
500 CME Group, Inc. 105,300
4,900 Corebridge Financial, Inc. 106,134
1,400 MetLife, Inc. 92,582
3,000 Radian Group, Inc. 85,650
1,200 The Charles Schwab Corp. 82,560
1,400 Wells Fargo & Co. 68,908
791,259
Health Care - 13.0%
140 Amgen, Inc. 40,323
700 Cardinal Health, Inc. 70,560
5,657 Koninklijke Philips NV, ADR
(a)
131,978
1,250 Medtronic PLC 102,975
1,400 Merck & Co., Inc. 152,628
2,300 Pfizer, Inc. 66,217
564,681
Real Estate - 5.0%
1,104 Realty Income Corp. REIT 63,392
2,600 VICI Properties, Inc. REIT 82,888
2,000 Weyerhaeuser Co. REIT 69,540
215,820
Shares Security Description Value
Technology - 10.5%
1,400 Cisco Systems, Inc. $ 70,728
750 International Business Machines Corp. 122,662
1,100 NetApp, Inc. 96,976
500 NXP Semiconductors NV 114,840
300 Texas Instruments, Inc. 51,138
456,344
Transportation - 2.9%
300 FedEx Corp. 75,891
200 Union Pacific Corp. 49,124
125,015
Utilities - 1.8%
1,100 Pinnacle West Capital Corp. 79,024
Total Common Stock (Cost $3,211,723) 4,175,109
Shares Security Description Value
Money Market Fund - 2.3%
99,551 First American Government Obligations
Fund, Class X, 5.30%
(b)
(Cost $99,552) 99,551
Investments, at value - 98.8% (Cost $3,311,275) $ 4,274,660
Other Assets & Liabilities, Net - 1.2% 53,842
Net Assets - 100.0% $ 4,328,502
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
2
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 4,274,660
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 4,274,660

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
3
The following is a summary of the inputs used to value the Fund's instruments as of December 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and a Money Market
Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.8%
Basic Materials - 1.8%
1,100 Nutrien, Ltd. $ 61,963
500 Packaging Corp. of America 81,455
143,418
Capital Goods / Industrials - 5.3%
350 Cummins, Inc. 83,849
5,600 nVent Electric PLC 330,904
414,753
Communication Services - 6.8%
800 Alphabet, Inc., Class A
(a)
111,752
9,200 AT&T, Inc. 154,376
2,900 Comcast Corp., Class A 127,165
12,100 Warner Bros Discovery, Inc.
(a)
137,698
530,991
Consumer Discretionary - 6.9%
700 Aptiv PLC
(a)
62,804
1,000 Genuine Parts Co. 138,500
5,500 Kontoor Brands, Inc. 343,310
544,614
Consumer Staples - 6.0%
7,400 Kenvue, Inc. 159,322
1,600 Mondelez International, Inc., Class A 115,888
500 PepsiCo., Inc. 84,920
3,100 The Kraft Heinz Co. 114,638
474,768
Energy - 8.4%
2,600 Devon Energy Corp. 117,780
8,200 Kinder Morgan, Inc. 144,648
3,100 Schlumberger NV 161,324
150 Texas Pacific Land Corp. 235,868
659,620
Financials - 22.5%
2,600 Air Lease Corp. 109,044
1,500 American Express Co. 281,010
3,300 American International Group, Inc. 223,575
1,900 Bank of America Corp. 63,973
600 Berkshire Hathaway, Inc., Class B
(a)
213,996
3,375 Brookfield Corp. 135,405
400 Cboe Global Markets, Inc. 71,424
1,000 CME Group, Inc. 210,600
7,000 Corebridge Financial, Inc. 151,620
1,800 The Charles Schwab Corp. 123,840
2,500 W R Berkley Corp. 176,800
1,761,287
Health Care - 20.4%
250 Amgen, Inc. 72,005
1,200 AstraZeneca PLC, ADR 80,820
950 Becton Dickinson & Co. 231,638
1,400 Cardinal Health, Inc. 141,120
3,800 Fortrea Holdings, Inc.
(a)
132,620
10,655 Koninklijke Philips NV, ADR
(a)
248,581
650 Laboratory Corp. of America Holdings 147,739
1,900 Medtronic PLC 156,522
1,800 Merck & Co., Inc. 196,236
215 Regeneron Pharmaceuticals, Inc.
(a)
188,832
1,596,113
Real Estate - 3.9%
2,771 Realty Income Corp. REIT 159,111
4,200 Weyerhaeuser Co. REIT 146,034
305,145
Technology - 12.2%
2,600 Cisco Systems, Inc. 131,352
2,000 Coherent Corp.
(a)
87,060
3,200 Corning, Inc. 97,440
Shares Security Description Value
Technology - 12.2% (continued)
1,400 International Business Machines Corp. $ 228,970
1,500 NetApp, Inc. 132,240
1,200 NXP Semiconductors NV 275,616
952,678
Transportation - 1.6%
500 Union Pacific Corp. 122,810
Total Common Stock (Cost $5,062,315) 7,506,197
Shares Security Description Value
Money Market Fund - 3.5%
275,386 First American Government Obligations
Fund, Class X, 5.30%
(b)
(Cost $275,386) 275,386
Investments, at value - 99.3% (Cost $5,337,701) $ 7,781,583
Other Assets & Liabilities, Net - 0.7% 52,985
Net Assets - 100.0% $ 7,834,568
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 7,781,583
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 7,781,583

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
4
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.